Note Payable - Additional Information (Detail) - USD ($)		1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 15, 2015	Dec. 31, 2015	Oct. 29, 2015	Sep. 30, 2015	Sep. 20, 2015	Sep. 30, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2014	Apr. 19, 2013
Note Payable [Line Items]
Fair Value Assumptions, Risk Free Interest Rate	0.24%	0.16%	0.14%	0.07%	0.09%
Fair Value Assumptions, Expected Dividend Rate	20.00%	25.00%	22.00%	22.00%	22.00%
Fair Value Assumptions, Expected Term	1 year	2 months 16 days	4 months 17 days	5 months 16 days	5 months 23 days
Fair Value Assumptions, Expected Volatility Rate	90.00%	110.00%	85.00%	80.00%	80.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 0.75
Interest Expense, Debt							$ 2,764	$ 2,764	$ 5,529	$ 5,529	$ 11,000	$ 11,000
Debt instrument, unamortized discount				$ 966,824			972,353		972,353		966,824	$ 955,766
Loans
Note Payable [Line Items]
Notes Payable				$ 944,707			944,707		944,707		944,707
2014 Warrant
Note Payable [Line Items]
Notes Payable							$ 55,293		$ 55,293
Adjustments to Additional Paid in Capital, Warrant Issued											$ 55,293
Fair Value Assumptions, Risk Free Interest Rate									2.64%
Fair Value Assumptions, Expected Dividend Rate									0.00%
Fair Value Assumptions, Expected Term									10 years
Fair Value Assumptions, Expected Volatility Rate									114.00%
Massachusetts Life Sciences Center
Note Payable [Line Items]
Subordinated Debt						$ 1,000,000
Debt Instrument, Payment Terms						The loan bears interest at a rate of 10% per annum, and will become fully due and payable on the earlier of (i) September 30, 2018, (ii) the occurrence of an event of default under the MLSC Loan Agreement, or (iii) the completion of a sale of substantially all of our assets, a change-of-control transaction or one or more financing transactions in which we receive from third parties other than our then existing shareholders net proceeds of $5,000,000 or more in a 12-month period
Warrants Issued To Purchase Of Common Stock						145,985
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.27